UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 S. 147th St.; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

4/30

Date of reporting period:   7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Long-Short Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)
Shares		Value

	COMMON STOCK - 83.3%
	BANKS - 2.0%
7,800	Signature Bank *	$ 299,832

	HEALTHCARE-PRODUCTS - 5.0%
12,750	Johnson & Johnson	740,648

	HEALTHCARE-SERVICES - 10.3%
36,500	Centene Corp. *	777,815
24,670	LifePoint Hospitals, Inc. *	762,550
		1,540,365
	INTERNET - 3.8%
3,200	Equinix, Inc. *	299,232
19,640	Yahoo!, Inc. *	272,603
		571,835
	LEISURE TIME - 5.4%
23,225	Carnival Corp.	805,443

	LODGING - 5.4%
23,650	Marriott International, Inc.	801,972

	MEDIA - 6.1%
10,565	DIRECTV *	392,595
25,900	DISH Network Corp.	520,072
		912,667
	OIL & GAS - 12.0%
8,215	Apache Corp.	785,190
61,700	Patterson-UTI Energy, Inc.	1,013,731
		1,798,921
	PHARMACEUTICALS - 6.9%
9,650	Express Scripts, Inc. *	435,987
21,200	Forest Laboratories, Inc. *	588,300
		1,024,287
	RETAIL - 7.5%
7,500	Wal-Mart Stores, Inc.	383,925
17,900	Yum! Brands, Inc.	739,270
		1,123,195
	SEMICONDUCTORS - 8.6%
15,290	Lam Research Corp. *	645,084
89,000	Micron Technology, Inc. *	647,920
		1,293,005
	SOFTWARE - 4.1%
51,500	Activision Blizzard, Inc.	611,820

	TELECOMMUNICATIONS - 6.2%
34,570	Corning, Inc.	626,408
8,239	SBA Communications Corp. *	298,087
		924,495

	TOTAL COMMON STOCK (Cost - $12,149,260)	12,448,484

	EXCHANGE TRADED FUNDS - 3.0%
	EQUITY FUND - 3.0%
19,700	iPATH S&P 500 VIX Short-Term Futures ETN *
	TOTAL EXCHANGE TRADED FUNDS (Cost - $447,190)	444,629

	SHORT-TERM INVESTMENTS - 24.1%
	MONEY MARKET FUND - 24.1%
1,192,978	AIM STIT - Liquid Assets Portfolio, 0.02% **	1,192,978
1,215,350	Dreyfus Cash Management Plus, Inc., 0.28% **	1,215,350
1,192,978	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.29% **	1,192,978
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,601,306)	3,601,306

	TOTAL INVESTMENTS - 110.4% (Cost - $16,197,756)(a)	$ 16,494,419
	OTHER LIABILITIES LESS ASSETS - (10.4) %	(1,545,846)
	NET ASSETS - 100.0%	$ 14,948,574

Number of	SCHEDULE OF PUT OPTIONS WRITTEN
Contracts ***	Security, Expiration Date, Exercise Price	Value
883	TIVO, Inc., August 2010, Put @ $7.50
	TOTAL PUT OPTIONS WRITTEN (Premiums received $34,631)	$ 11,479

Shares	SECURITIES SOLD SHORT - (54.9) %
11,554	AT&T, Inc.	$ 299,711
19,000	Cheesecake Factory, Inc. (The) *	445,360
18,825	CIGNA Corp.	579,057
20,000	General Electric Co.	322,400
13,000	Hartford Financial Services Group, Inc.	304,330
37,900	Macy's, Inc.	706,835
5,900	Panera Bread Co. *	461,439
11,175	Polaris Industries, Inc.	667,147
26,100	Royal Caribbean Cruises, Ltd. *	753,246
16,550	Starwood Hotels & Resorts Worldwide, Inc.	801,847
16,800	Textron, Inc.	348,768
14,775	Travelers Cos., Inc. (The)	745,399
6,225	Walt Disney Co. (The)	209,720
32,575	Wyndham Worldwide Corp.	831,640
41,050	XL Group PLC	727,817
	TOTAL SECURITIES SOLD SHORT (Proceeds - $7,785,442)	$ 8,204,716

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2010
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short and put options written) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 629,139
	Unrealized depreciation:	(728,599)
	Net unrealized appreciation:	$ (99,460)

The Long-Short Fund
PORTFOLIO OF INVESTMENTS
July 31, 2010 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,448,484	$ -	$ -	$ 12,448,484
Exchange Traded Funds	444,629	-	-	444,629
Money Market Funds	3,601,306	-	-	3,601,306
Total	$ 16,494,419	$ -	$ -	$ 16,494,419
Liabilities
Securities Sold Short	$ 8,204,716	$ -	$ -	$ 8,204,716
Open Written Options	11,479	-	-	11,479
Total	$ 8,216,195	$ -	$ -	$ 8,216,195

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/29/10